Label	Element	Value
Government Securities Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Government Securities Money Market Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CAVANAL HILL FUNDS

Supplement dated May 22, 2023

to the

Cavanal Hill Funds Prospectus dated December 28, 2022

Effective May 22, 2023, the Cavanal Hill Funds Government Securities Money Market Fund Premier Share Class is no longer available only to certain BOK Financial Securities, Inc. customers and is now available to any customer at any broker otherwise eligible to purchase Premier Shares.

For more information, please contact us at 1-800-762-7085.

Supplement Closing [Text Block]	ck0000864508_SupplementClosingTextBlock	SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.